SCHEDULE OF INVESTMENTS

Ivy Apollo Strategic Income Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Energy – 0.0%
Bellatrix Exploration Ltd.(A)(B)	98	$ —*

Health Care – 0.0%
Advanz Pharma Corp.(A)	7	20

Total Canada - 0.0%		$20

Hong Kong
Consumer Discretionary – 0.2%
Studio City International Holdings Ltd. ADR(A)	46	926

Total Hong Kong - 0.2%		$926

United States
Consumer Discretionary – 0.1%
Laureate Education, Inc., Class A(A)	20	347
True Religion Apparel, Inc.(A)(B)	1	—
		347

Energy – 0.0%
McDermott International, Inc.(A)	4	3
Westmoreland Coal Co.(A)	7	87
		90

Total United States - 0.1%		$437

TOTAL COMMON STOCKS – 0.3%		$1,383
(Cost: $1,209)

INVESTMENT FUNDS
United States – 0.7%
iShares iBoxx $ High Yield Corporate Bond ETF	39	3,390

TOTAL INVESTMENT FUNDS – 0.7%		$3,390
(Cost: $3,282)

PREFERRED STOCKS

United States
Consumer Staples – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(C)	389	—*

Energy – 0.3%
Targa Resources Corp., 9.500%(A)(C)	1	1,585

Total United States - 0.3%		$1,585

TOTAL PREFERRED STOCKS – 0.3%		$1,585
(Cost: $1,801)

WARRANTS
United States – 0.0%
Ultra Resources, Inc., expires 7-14-25, Expires 7-14-25(D)	4	$ —*

TOTAL WARRANTS – 0.0%		$ —*
(Cost: $1)

ASSET-BACKED SECURITIES	Principal
Cayman Islands – 1.2%
Dewolf Park CLO Ltd., Series 2017-1A, Class E (3-Month U.S. LIBOR plus 620 bps)
8.201%, 10-15-30(E)(F)	$500	490
Dryden Senior Loan Fund, Series 2018-71A, Class D(3-Month U.S. LIBOR plus 390 bps)
5.901%, 1-15-29(E)(F)	500	499
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps)
5.305%, 11-13-31(E)(F)	800	735
Octagon Investment Partners 40 Ltd., Series 2019-1A, Class E (3-Month U.S. LIBOR plus 646 bps)
8.426%, 4-20-31(E)(F)	1,000	976
OZLM Ltd., Series 2014-9A, Class DRR (3-Month U.S. LIBOR plus 612 bps)
8.086%, 10-20-31(E)(F)	500	465
Race Point CLO Ltd., Series 2013-8A, Class DR (3-Month U.S. LIBOR plus 380 bps)
5.699%, 2-20-30(E)(F)	500	489
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps)
5.866%, 10-20-30(E)(F)	250	240
Trestles CLO Ltd., Series 2017-1A, Class D (3-Month U.S. LIBOR plus 668 bps)
8.620%, 7-25-29(E)(F)	1,000	993

Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps)
6.216%, 1-20-29(E)(F)	500	489
		5,376
United States – 1.2%
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps)
5.501%, 7-15-26(E)(F)	400	399
Anchorage Credit Funding Ltd., Series 2015-2A, Class D
7.300%, 1-25-31(E)	400	400
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps)
9.716%, 7-20-28(F)	1,350	1,301
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps)
8.384%, 7-23-31(E)(F)	750	717
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps)
5.440%, 10-25-30(E)(F)	1,000	934
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps)
7.866%, 7-20-31(E)(F)	750	697
Trinitas CLO Ltd., Series 2019-11A, Class D (3-Month U.S. LIBOR plus 422 bps)
6.221%, 7-15-32(E)(F)	1,000	1,001
		5,449

TOTAL ASSET-BACKED SECURITIES – 2.4%		$10,825
(Cost: $10,977)

CORPORATE DEBT SECURITIES

Argentina
Energy – 0.2%
Pampa Energia S.A.
7.500%, 1-24-27(E)(G)	1,200	1,023

Industrials – 0.1%
Aeropuertos Argentina 2000 S.A.
6.875%, 2-1-27(E)	566	544

Total Argentina - 0.3%		$1,567

Australia
Financials – 0.3%
Australia and New Zealand Banking Group Ltd.
4.500%, 3-19-24(E)	1,500	1,596

Utilities – 0.3%
Ausgrid Finance Pty Ltd.
3.850%, 5-1-23(E)	1,400	1,457

Total Australia - 0.6%		$3,053

Austria
Consumer Staples – 0.4%
JBS Investments II GmbH (GTD by JBS S.A.):
7.000%, 1-15-26(E)	1,500	1,632
7.000%, 1-15-26	400	435
		2,067
Financials – 0.0%
Vienna Insurance Group AG
5.500%, 10-9-43(H)	EUR100	133

Materials – 0.4%
Bahia Sul Holdings GmbH
5.750%, 7-14-26(E)	$2,000	2,235

Total Austria - 0.8%		$4,435

Bermuda
Consumer Staples – 0.3%
Bacardi Ltd.
4.450%, 5-15-25(E)	1,100	1,185

Total Bermuda - 0.3%		$1,185

Brazil
Communication Services – 0.0%
Globo Comunicacoes e Participacoes S.A.
4.843%, 6-8-25	200	206

Industrials – 0.4%
Cosan Ltd.
5.500%, 9-20-29(E)	1,750	1,824

Materials – 0.6%
Fibria Overseas Finance Ltd.
4.000%, 1-14-25	850	878
Nexa Resources S.A.
5.375%, 5-4-27	200	214
Suzano Austria GmbH
6.000%, 1-15-29	200	226
Unigel Luxembourg S.A.
8.750%, 10-1-26(E)	650	662
Vale Overseas Ltd.
6.250%, 8-10-26	1,025	1,203
		3,183

Utilities – 0.2%
Aegea Finance S.a.r.l.
5.750%, 10-10-24(E)	1,000	1,053

Total Brazil - 1.2%		$6,266

British Virgin Islands
Materials – 0.1%
Gold Fields Orogen Holding Ltd.
6.125%, 5-15-29(E)	200	222

Total British Virgin Islands - 0.1%		$222

Canada
Communication Services – 0.1%
Quebecor Media, Inc.
5.750%, 1-15-23	255	277

Consumer Discretionary – 0.1%
Gateway Casinos & Entertainment Ltd.
8.250%, 3-1-24(E)	562	575

Energy – 0.8%
Seven Generations Energy Ltd.:
6.750%, 5-1-23(E)	1,257	1,289
5.375%, 9-30-25(E)	480	482
TransCanada PipeLines Ltd.:
3.800%, 10-1-20	1,000	1,013
4.250%, 5-15-28	900	999
		3,783
Financials – 0.4%
Royal Bank of Canada:
3.700%, 10-5-23	750	792
4.650%, 1-27-26	550	610
Tervita Escrow Corp.
7.625%, 12-1-21(E)	244	245
		1,647
Health Care – 0.0%
Advanz Pharma Corp.
8.000%, 9-6-24(G)	81	76

Industrials – 0.3%
GFL Environmental, Inc.:
5.375%, 3-1-23(E)	539	555
7.000%, 6-1-26(E)	730	771
8.500%, 5-1-27(E)	168	185
		1,511
Information Technology – 0.5%
Kronos Acquisition Holdings, Inc.
9.000%, 8-15-23(E)	1,909	1,823
Open Text Corp.
5.625%, 1-15-23(E)	531	540
		2,363
Materials – 0.5%
First Quantum Minerals Ltd.:
7.250%, 5-15-22(E)	600	603
6.500%, 3-1-24(E)	650	651
HudBay Minerals, Inc.:
7.250%, 1-15-23(E)	68	70
7.625%, 1-15-25(E)	102	108

NOVA Chemicals Corp.:
4.875%, 6-1-24(E)	661	683
5.250%, 6-1-27(E)	265	272
		2,387

Total Canada - 2.7%		$12,619

Cayman Islands
Communication Services – 0.4%
CK Hutchison International (16) Ltd.
1.875%, 10-3-21(E)	2,000	1,984

Financials – 0.2%
Banco do Brasil S.A.
6.000%, 1-22-20(E)	1,000	1,003

Industrials – 0.9%
Guanay Finance Ltd.
6.000%, 12-15-20	629	636
LATAM Finance Ltd.:
6.875%, 4-11-24(E)	1,000	1,056
7.000%, 3-1-26(E)	1,900	2,057
Lima Metro Line 2 Finance Ltd.:
5.875%, 7-5-34(E)	220	255
4.350%, 4-5-36(E)	200	211
		4,215

Total Cayman Islands - 1.5%		$7,202

Chile
Consumer Discretionary – 0.2%
Saci Falabella
3.750%, 10-30-27(E)	1,000	1,019

Financials – 0.3%
Banco Santander Chile
2.500%, 12-15-20(E)	1,250	1,248

Utilities – 0.3%
AES Gener S.A.
6.350%, 10-7-79(E)	650	666
Enel Chile S.A.
4.875%, 6-12-28	840	928
		1,594

Total Chile - 0.8%		$3,861

China
Communication Services – 0.4%
Tencent Holdings Ltd.
2.985%, 1-19-23(E)	1,000	1,015
Weibo Corp.
3.500%, 7-5-24	900	914
		1,929
Consumer Discretionary – 0.5%
Alibaba Group Holding Ltd.:
2.800%, 6-6-23	900	912
3.400%, 12-6-27	1,500	1,561
		2,473
Energy – 0.4%
Sinopec Group Overseas Development (2018) Ltd.:
2.500%, 11-12-24(E)	1,000	1,002
4.125%, 9-12-25(E)	800	864
		1,866
Real Estate – 0.1%
Country Garden Holdings Co. Ltd.

7.125%, 1-27-22	400	424

Total China - 1.4%		$6,692

Columbia
Financials – 0.4%
Banco de Bogota S.A.
5.375%, 2-19-23(E)(G)	1,300	1,375
Bancolombia S.A.
4.625%, 12-18-29	500	507
		1,882
Utilities – 0.4%
Empresas Publicas de Medellin E.S.P.
4.250%, 7-18-29(E)	1,900	1,974

Total Columbia - 0.8%		$3,856

Denmark
Financials – 0.3%
Danske Bank A.S.:
5.000%, 1-12-22(E)	700	735
2.700%, 3-2-22(E)	800	805
		1,540

Total Denmark - 0.3%		$1,540

France
Communication Services – 0.6%
Altice France S.A.:
7.375%, 5-1-26(E)	1,194	1,282
8.125%, 2-1-27(E)	1,300	1,464
3.375%, 1-15-28(E)(H)	EUR100	115
		2,861
Consumer Discretionary – 0.1%
Klesia Prevoyance
5.375%, 12-8-26(H)	300	361

Consumer Staples – 0.5%
Danone S.A.
3.000%, 6-15-22(E)	$900	920
Pernod Ricard S.A.
4.450%, 1-15-22(E)	1,500	1,569
		2,489
Financials – 0.5%
BNP Paribas S.A.
7.625%, 12-29-49(E)	1,800	1,899
Humanis Prevoyance
5.750%, 10-22-25(H)	EUR300	370
La Mondiale SAM
6.750%, 4-25-44(H)	100	137
		2,406

Total France - 1.7%		$8,117

Hong Kong
Financials – 0.1%
Bangkok Bank Public Co. Ltd.
4.050%, 3-19-24(E)	$600	634

Real Estate – 0.1%
Shimao Property Holdings Ltd.
6.375%, 10-15-21	400	419

Total Hong Kong - 0.2%		$1,053

India
Utilities – 0.3%
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd.
6.250%, 12-10-24(E)	900	967
Greenko Mauritius Ltd.
6.250%, 2-21-23(E)	650	668
		1,635

Total India - 0.3%		$1,635

Indonesia
Energy – 0.1%
PT Pertamina (Persero)
5.625%, 5-20-43	400	466

Utilities – 0.2%
Perusahaan Listrik Negara
5.450%, 5-21-28(E)	700	805

Total Indonesia - 0.3%		$1,271

Ireland
Real Estate – 0.1%
Avolon Holdings Funding Ltd.
5.250%, 5-15-24(E)	273	298

Total Ireland - 0.1%		$298

Isle of Man
Consumer Discretionary – 0.4%
GOHL Capital Ltd.
4.250%, 1-24-27	2,000	2,095

Total Isle of Man - 0.4%		$2,095

Israel
Utilities – 0.0%
Israel Electric Corp. Ltd.
5.000%, 11-12-24	200	220

Total Israel - 0.0%		$220

Jamaica
Communication Services – 0.2%
Digicel Group Ltd.:
6.000%, 4-15-21(E)	447	348
8.250%, 9-30-22(E)	195	47
8.250%, 12-30-22(E)	606	338
Digicel Group Ltd. (7.125% Cash and 2.000% PIK)
9.125%, 4-1-24(E)(I)	603	92
Digicel Ltd.
6.750%, 3-1-23(E)	400	232
		1,057

Total Jamaica - 0.2%		$1,057

Japan
Financials – 0.7%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7-25-27	600	625
Mizuho Financial Group, Inc.
3.170%, 9-11-27	600	617

Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7-19-23	1,240	1,300
3.936%, 10-16-23	900	954
		3,496

Total Japan - 0.7%		$3,496

Luxembourg
Communication Services – 1.3%
Altice Financing S.A.:
6.625%, 2-15-23(E)	263	268
7.500%, 5-15-26(E)	1,672	1,797
Altice Luxembourg S.A.
10.500%, 5-15-27(E)	1,997	2,277
Intelsat Jackson Holdings S.A.
9.500%, 9-30-22(E)	1,511	1,710
Millicom International Cellular S.A.
6.250%, 3-25-29(E)	200	221
		6,273
Consumer Discretionary – 0.1%
Nielsen Co. (Luxembourg) S.a.r.l. (The)
5.500%, 10-1-21(E)	500	502

Consumer Staples – 0.3%
Minerva Luxembourg S.A.
5.875%, 1-19-28(E)	1,200	1,260

Energy – 0.2%
Gazprom OAO Via Gaz Capital S.A.
7.288%, 8-16-37	400	560
Offshore Drilling Holding S.A.
8.375%, 9-20-20(E)(J)	1,600	464
		1,024
Financials – 0.0%
ALROSA Finance S.A.
4.650%, 4-9-24(E)	200	213
Cosan Luxembourg S.A.
7.000%, 1-20-27(E)	200	218
Rede D’Or Finance S.a.r.l.
4.950%, 1-17-28(G)	200	207
		638
Industrials – 0.7%
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5-1-20	1,500	1,502
Rumo Luxembourg S.a.r.l.
7.375%, 2-9-24(E)	1,750	1,886
Swissport Financing S.a.r.l.
5.250%, 8-15-24(E)(H)	EUR150	179
		3,567
Information Technology – 0.3%
Atento Luxco 1 S.A.

6.125%, 8-10-22(E)	$1,525	1,502

Materials – 0.1%
ARD Finance S.A. (6.500% Cash or 7.250% PIK)
6.500%, 6-30-27(E)(I)	353	365
Monitchem Holdco 3 S.A.
5.250%, 3-15-25(E)(H)	EUR100	117
		482

Total Luxembourg - 3.0%		$15,248
Macau
Consumer Discretionary – 0.3%
Sands China Ltd.
5.125%, 8-8-25	$600	658
Wynn Macau Ltd.:
4.875%, 10-1-24(E)	200	205
5.500%, 10-1-27(E)	446	464
5.125%, 12-15-29(E)	71	72
		1,399

Total Macau - 0.3%		$1,399
Mauritius
Industrials – 0.1%
HTA Group Ltd.
9.125%, 3-8-22(E)	600	618

Total Mauritius - 0.1%		$618
Mexico

Communication Services – 0.1%
Axtel S.A.B. de C.V.
6.375%, 11-14-24(E)	650	684

Consumer Discretionary – 0.0%
Nemak S.A.B. de C.V.
4.750%, 1-23-25	200	207

Consumer Staples – 0.5%
Grupo Bimbo S.A.B. de C.V.:
4.875%, 6-30-20(E)	100	101
4.500%, 1-25-22(E)	1,250	1,299
Kimberly-Clark de Mexico
3.800%, 4-8-24(E)	1,000	1,020
		2,420
Energy – 0.3%
Petroleos Mexicanos
6.490%, 1-23-27(E)	1,300	1,382

Financials – 0.7%
Banco Santander (Mexico) S.A.
5.950%, 10-1-28(E)	350	375
Banco Santander S.A.
4.125%, 11-9-22(E)	2,350	2,441
Nacional Financiera SNC
3.375%, 11-5-20(E)	750	754
Trust F/1401
6.390%, 1-15-50(E)	200	215
		3,785
Industrials – 0.3%
Alfa S.A.B. de C.V.
5.250%, 3-25-24(E)	1,400	1,512

Materials – 1.1%
CEMEX S.A.B. de C.V.:
5.700%, 1-11-25	200	206
7.750%, 4-16-26(E)	550	598
5.450%, 11-19-29(E)	200	209

Elementia S.A.B. de C.V.
5.500%, 1-15-25(E)	1,000	1,014
Grupo Cementos de Chihuahua S.A.B. de C.V.
5.250%, 6-23-24(E)	2,146	2,224
Industrias Penoles S.A.B. de C.V.
5.650%, 9-12-49(E)	200	213
Orbia Advance Corp. S.A.B. de C.V.
4.000%, 10-4-27(E)	1,200	1,224
		5,688
Real Estate – 0.0%
Fibra Uno Administracion S.A. de C.V.
5.250%, 1-30-26	200	215

Total Mexico - 3.0%		$15,893

Netherlands
Communication Services – 0.5%
Myriad International Holdings B.V.
6.000%, 7-18-20(E)	350	356
VTR Finance B.V.
6.875%, 1-15-24(E)	1,973	2,017
Ziggo B.V.
2.875%, 1-15-30(E)(H)	EUR173	202
		2,575
Consumer Staples – 0.2%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.)
7.000%, 3-15-24(E)	$650	678
Marfrig Holdings (Europe) B.V.
8.000%, 6-8-23(E)	650	676
		1,354
Energy – 0.2%
Minejesa Capital B.V.
4.625%, 8-10-30	200	207
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
5.999%, 1-27-28	400	456
		663
Financials – 0.6%
Aegon N.V.
4.000%, 4-25-44(H)	EUR200	250
ASR Nederland N.V.
5.125%, 9-29-45(H)	100	134
Cooperatieve Rabobank U.A.
3.875%, 2-8-22	$625	651
Enel Finance International N.V.
4.625%, 9-14-25(E)	1,450	1,581
Syngenta Finance N.V.

5.182%, 4-24-28(E)	725	780
		3,396
Health Care – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7-21-23	600	557
6.750%, 3-1-28(G)	600	609
		1,166
Materials – 0.2%
Braskem Netherlands B.V.:
4.500%, 1-10-28(E)	500	498
4.500%, 1-31-30(E)	600	597
		1,095

Total Netherlands - 1.9%		$10,249
Nigeria
Financials – 0.2%
Africa Finance Corp.
4.375%, 4-17-26(E)	900	954

Total Nigeria - 0.2%		$954
Norway
Energy – 0.5%
Aker BP ASA:
6.000%, 7-1-22(E)	1,500	1,541
4.750%, 6-15-24(E)	900	934
		2,475

Total Norway - 0.5%		$2,475
Panama
Communication Services – 0.0%
Cable One, Inc.
4.500%, 1-30-30(E)	200	211

Financials – 0.2%
Banco Latinoamericano de Comercio Exterior S.A.
3.250%, 5-7-20(E)	1,000	1,003

Total Panama - 0.2%		$1,214
Peru
Consumer Discretionary – 0.2%
InRetail Shopping Malls
5.750%, 4-3-28(E)	1,000	1,069

Financials – 0.5%
Banco de Credito del Peru
4.250%, 4-1-23(E)	550	580
Banco Internacional del Peru S.A.
3.250%, 10-4-26(E)	1,500	1,500
Corporacion Financiera de Desarrolla S.A.
4.750%, 2-8-22(E)	550	574
		2,654
Utilities – 0.4%
Fenix Power Peru S.A.
4.317%, 9-20-27	747	748
Kallpa Generacion S.A.

4.875%, 5-24-26(E)	1,000	1,059
		1,807

Total Peru - 1.1%		$5,530
Qatar
Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9-30-20(E)	256	259

Total Qatar - 0.1%		$259
Saint Lucia
Communication Services – 0.3%
Digicel International Finance Ltd.
8.750%, 5-25-24(E)	1,447	1,411

Total Saint Lucia - 0.3%		$1,411
South Korea
Communication Services – 0.1%
SK Telecom Co. Ltd.
3.750%, 4-16-23(E)	500	518

Financials – 0.5%
Hyundai Capital Services, Inc.
3.750%, 3-5-23(E)	1,200	1,237
Kookmin Bank
2.125%, 10-21-20(E)	750	749
Woori Bank
2.625%, 7-20-21(E)	750	754
		2,740

Total South Korea - 0.6%		$3,258
Spain
Consumer Discretionary – 0.1%
Tasty Bondco 1 S.A.
6.250%, 5-15-26(E)(H)	EUR180	211

Financials – 0.4%
Banco Santander S.A.
2.706%, 6-27-24	$2,000	2,027
Mapfre S.A.
4.375%, 3-31-47(H)	EUR100	132
		2,159

Total Spain - 0.5%		$2,370
Switzerland
Financials – 0.1%
Credit Suisse Group AG
4.282%, 1-9-28(E)	$700	761

Total Switzerland - 0.1%		$761
Turkey
Industrials – 0.3%
Koc Holding A.S.
6.500%, 3-11-25(E)	1,200	1,263

Total Turkey - 0.3%		$1,263
United Arab Emirates
Energy – 0.3%
Abu Dhabi National Energy Co.
4.375%, 4-23-25(E)	1,400	1,508

Financials – 0.6%
DAE Funding LLC:
5.750%, 11-15-23(E)	540	566
5.000%, 8-1-24(E)	250	263
ICICI Bank Ltd.

4.000%, 3-18-26(E)	1,200	1,247
NBK Tier 1 Financing (2) Ltd.
4.500%, 5-27-68(E)	300	299
		2,375
Industrials – 0.1%
DP World Ltd.
6.850%, 7-2-37	200	263
DP World plc
6.850%, 7-2-37(E)	200	263
		526

Total United Arab Emirates - 1.0%		$4,409
United Kingdom
Consumer Staples – 0.4%
Imperial Tobacco Finance plc
3.750%, 7-21-22(E)	1,500	1,543
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.)
6.875%, 1-19-25	200	212
		1,755
Energy – 0.3%
EG Global Finance plc:
4.375%, 2-7-25(E)(H)	EUR186	209
6.250%, 10-30-25(E)(H)	109	129
KCA Deutag UK Finance plc
7.250%, 5-15-21(E)	$1,000	680
Valaris plc
7.750%, 2-1-26	480	271
		1,289
Financials – 1.2%
ANZ New Zealand International Ltd.
3.450%, 1-21-28(E)	500	527
Barclays plc
4.337%, 1-10-28	700	750
HSBC Holdings plc
4.583%, 6-19-29	800	893
Royal Bank of Scotland Group plc (The)
6.000%, 12-19-23	900	1,000
State Bank of India
4.375%, 1-24-24(E)	2,500	2,633
		5,803
Materials – 0.0%
AngloGold Ashanti Holdings plc
6.500%, 4-15-40	120	136

Total United Kingdom - 1.9%		$8,983
United States
Communication Services – 3.4%
Altice U.S. Finance I Corp.
5.500%, 5-15-26(E)	600	635
CCO Holdings LLC and CCO Holdings Capital Corp.

5.000%, 2-1-28(E)	909	954
Clear Channel Outdoor Holdings, Inc.
5.125%, 8-15-27(E)	996	1,037
Clear Channel Worldwide Holdings, Inc.
9.250%, 2-15-24(E)	706	782
Consolidated Communications Finance II Co.
6.500%, 10-1-22(G)	164	148
CSC Holdings LLC:
5.375%, 2-1-28(E)	960	1,023
5.750%, 1-15-30(E)	248	265
DISH DBS Corp.:
5.875%, 7-15-22	1,000	1,060
5.875%, 11-15-24	379	387
7.750%, 7-1-26	620	657
Frontier Communications Corp.:
7.125%, 1-15-23	81	40
7.625%, 4-15-24	59	29
6.875%, 1-15-25	1,122	544
11.000%, 9-15-25	1,751	849
8.500%, 4-1-26(E)	2,097	2,123
8.000%, 4-1-27(E)	1,928	2,015
9.000%, 8-15-31	56	27
MDC Partners, Inc.
6.500%, 5-1-24(E)	908	822
Neptune Finco Corp.
6.625%, 10-15-25(E)	225	239
Nexstar Escrow Corp.
5.625%, 8-1-24(E)	159	166
West Corp.
8.500%, 10-15-25(E)	2,969	2,375
		16,177
Consumer Discretionary – 2.8%
Allison Transmission, Inc.
5.000%, 10-1-24(E)	178	182
Boyd Gaming Corp.
4.750%, 12-1-27(E)	357	371
Boyne USA, Inc.
7.250%, 5-1-25(E)	476	518
Carvana Co.
8.875%, 10-1-23(E)	687	725
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC
5.375%, 4-15-27	405	436
Everi Payments, Inc.
7.500%, 12-15-25(E)	851	913
Golden Nugget, Inc.
6.750%, 10-15-24(E)	1,042	1,078
Laureate Education, Inc.
8.250%, 5-1-25(E)	1,838	1,978
Lennar Corp.
4.125%, 1-15-22	233	239
Lithia Motors, Inc.
4.625%, 12-15-27(E)	187	192

Nielsen Finance LLC and Nielsen Finance Co.
5.000%, 4-15-22(E)	172	173
Party City Holdings, Inc.
6.625%, 8-1-26(E)(G)	343	242
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
7.000%, 5-15-28(E)	47	50
7.250%, 11-15-29(E)	47	51
Service Corp. International
5.125%, 6-1-29	341	362
Sonic Automotive, Inc.
6.125%, 3-15-27	213	222
Staples, Inc.:
7.500%, 4-15-26(E)	3,000	3,112
10.750%, 4-15-27(E)	1,335	1,355
Tesla, Inc. (GTD by SolarCity Corp.)
5.300%, 8-15-25(E)(G)	725	703
Volkswagen Group of America, Inc.
4.250%, 11-13-23(E)	1,300	1,385
		14,287

Consumer Staples – 3.5%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
4.000%, 4-13-28	1,150	1,264
Bunge Ltd. Finance Corp.
3.500%, 11-24-20	3,795	3,842
First Quality Finance Co., Inc.
5.000%, 7-1-25(E)	322	335
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(E)	1,014	1,043
5.750%, 6-15-25(E)	1,017	1,053
JBS USA Lux S.A. and JBS USA Finance, Inc.
6.750%, 2-15-28(E)	1,014	1,120
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(E)	270	300
5.500%, 1-15-30(E)	373	401
Keurig Dr Pepper, Inc.
4.597%, 5-25-28	1,075	1,206
NBM U.S. Holdings, Inc.
7.000%, 5-14-26(E)	200	217
Performance Food Group, Inc.:
5.500%, 6-1-24(E)	618	633
5.500%, 10-15-27(E)	87	93
Pilgrim’s Pride Corp.:

5.750%, 3-15-25(E)	170	176
5.875%, 9-30-27(E)	636	687
Post Holdings, Inc.:
5.500%, 3-1-25(E)	146	153
5.000%, 8-15-26(E)	289	305
5.750%, 3-1-27(E)	1,185	1,271
Reynolds American, Inc.
4.450%, 6-12-25	1,000	1,076
Simmons Foods, Inc.:
7.750%, 1-15-24(E)	314	338
5.750%, 11-1-24(E)	1,885	1,895
		17,408

Energy – 1.7%
Bellatrix Exploration Ltd.
8.500%, 9-11-23(K)	228	234
Bellatrix Exploration Ltd. (3.000% Cash and 9.500% PIK)
9.500%, 12-15-23(I)(K)	249	254
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	200	204
6.375%, 7-1-26	246	249
Chesapeake Energy Corp.
11.500%, 1-1-25	587	555
Comstock Escrow Corp.
9.750%, 8-15-26	2,082	1,890
Crownrock L.P.
5.625%, 10-15-25(E)	1,441	1,470
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(E)	513	529
5.750%, 1-30-28(E)	347	365
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(E)(K)	235	5
8.000%, 2-15-25(E)(K)	248	5
7.750%, 5-15-26(E)(K)	367	262
Extraction Oil & Gas, Inc.
5.625%, 2-1-26(E)	702	421
Laredo Petroleum, Inc.
6.250%, 3-15-23(G)	185	173
Moss Creek Resources Holdings, Inc.
7.500%, 1-15-26(E)	981	746
Nine Energy Service, Inc.
8.750%, 11-1-23(E)	375	304
QEP Resources, Inc.
5.625%, 3-1-26(G)	309	301
Reliance Holding USA, Inc.
4.500%, 10-19-20(E)	500	508
Sanchez Energy Corp.
7.250%, 2-15-23(E)(G)(K)	122	79
SESI LLC
7.125%, 12-15-21(G)	159	135
Ultra Resources, Inc. (9.000% Cash and 2.000% PIK)

11.000%, 7-12-24(I)	188	30
		8,719

Financials – 6.7%
Amwins Group, Inc.
7.750%, 7-1-26(E)	1,077	1,190
Bank of America Corp.
3.593%, 7-21-28	1,200	1,271
BBVA Bancomer S.A.:
6.500%, 3-10-21(E)	265	276
5.350%, 11-12-29	200	202
5.875%, 9-13-34(E)	1,500	1,571
BCPE Cycle Merger Sub II, Inc.
10.625%, 7-15-27(E)	990	1,015
Citigroup, Inc.
3.520%, 10-27-28	1,250	1,315
Compass Group Diversified Holdings LLC
8.000%, 5-1-26(E)	488	528
Cooperatieve Rabobank U.A.
3.125%, 4-26-21	1,000	1,015
CURO Group Holdings Corp.
8.250%, 9-1-25(E)	549	483
Ford Motor Credit Co. LLC
3.096%, 5-4-23	1,300	1,298
Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	2,300	2,464
GTCR AP Finance, Inc.
8.000%, 5-15-27(E)	1,119	1,164
HSBC USA, Inc.
2.750%, 8-7-20	1,000	1,004
Hub International Ltd.
7.000%, 5-1-26(E)	918	971
Industrial and Commercial Bank of China Ltd.
2.957%, 11-8-22	750	761
JPMorgan Chase & Co.
3.540%, 5-1-28	1,750	1,857
MetLife, Inc.
10.750%, 8-1-39	530	885
MSCI, Inc.
5.250%, 11-15-24(E)	25	26
National Australia Bank Ltd.
3.625%, 6-20-23	1,500	1,574
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK)
10.625%, 5-1-19(E)(I)(K)	3,519	1,548
NFP Corp.:
6.875%, 7-15-25(E)	2,595	2,601
8.000%, 7-15-25(E)	502	512
Provident Funding Associates L.P. and PFG Finance Corp.
6.375%, 6-15-25(E)	656	643
Rabobank Nederland
2.500%, 1-19-21	750	754

Refinitiv U.S. Holdings, Inc.
8.250%, 11-15-26(E)	1,135	1,278
TerraForm Global Operating LLC (GTD by TerraForm Global LLC)
6.125%, 3-1-26(E)	1,150	1,196
TMX Finance LLC and TitleMax Finance Corp.
11.125%, 4-1-23(E)	633	573
Wells Fargo & Co.
4.300%, 7-22-27	1,175	1,286
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps)
5.664%, 3-29-49(F)	726	735
		31,996
Health Care – 3.0%
Avantor, Inc.
9.000%, 10-1-25(E)	1,320	1,475
Bausch Health Cos., Inc.:
6.125%, 4-15-25(E)	419	433
9.000%, 12-15-25(E)	167	190
9.250%, 4-1-26(E)	488	560
8.500%, 1-31-27(E)	604	688
Bayer U.S. Finance II LLC
2.850%, 4-15-25(E)	1,000	976
Eagle Holding Co. II LLC (7.500% Cash or 8.500% PIK)
7.750%, 5-15-22(E)(I)	1,080	1,097
Envision Healthcare Corp.
8.750%, 10-15-26(E)	272	169
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21(E)	600	612
4.500%, 1-15-23(E)	2,500	2,633
Heartland Dental LLC
8.500%, 5-1-26(E)	894	915
Hologic, Inc.
4.625%, 2-1-28(E)	154	163
Par Pharmaceutical, Inc.
7.500%, 4-1-27(E)	642	639
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.
9.750%, 12-1-26(E)	790	893
Surgery Center Holdings, Inc.
10.000%, 4-15-27(E)	1,074	1,179
Verscend Holding Corp.
9.750%, 8-15-26(E)	1,816	1,986
		14,608
Industrials – 2.5%
Ahern Rentals, Inc.
7.375%, 5-15-23(E)	770	610
Alliance Data Systems Corp.
4.750%, 12-15-24(E)	500	499
BAE Systems Holdings, Inc.

3.800%, 10-7-24(E)	1,100	1,162
JELD-WEN, Inc.
4.875%, 12-15-27(E)	132	135
Prime Security Services Borrower LLC and Prime Finance, Inc.
9.250%, 5-15-23(E)	1,050	1,101
Standard Industries, Inc.:
2.250%, 11-21-26(E)(H)	EUR100	115
4.750%, 1-15-28(E)	$68	70
TransDigm UK Holdings plc
6.875%, 5-15-26	413	440
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7-15-24	1,372	1,415
6.500%, 5-15-25	215	224
6.250%, 3-15-26(E)	664	719
6.375%, 6-15-26	287	304
7.500%, 3-15-27	474	519
5.500%, 11-15-27(E)	1,248	1,262
United Rentals (North America), Inc. (GTD by United Rentals, Inc.)
5.875%, 9-15-26	151	162
Vertiv Group Corp.
9.250%, 10-15-24(E)	142	152
Vertiv Intermediate Holding Corp. (12.000% Cash or 13.000% PIK)
12.000%, 2-15-22(E)(I)	71	74
Waste Pro USA, Inc.
5.500%, 2-15-26(E)	94	98
Wolverine Escrow LLC:
8.500%, 11-15-24(E)	1,291	1,336
9.000%, 11-15-26(E)	1,883	1,973
13.125%, 11-15-27(E)(G)	379	389
		12,759
Information Technology – 1.2%
Cardtronics, Inc. and Cardtronics USA, Inc.
5.500%, 5-1-25(E)	158	164
Italics Merger Sub, Inc.
7.125%, 7-15-23(E)	1,607	1,631
Itron, Inc.
5.000%, 1-15-26(E)	56	58
j2 Cloud Services LLC and j2 Global, Inc.
6.000%, 7-15-25(E)	270	286
NCR Corp.:
5.750%, 9-1-27(E)	174	185
6.125%, 9-1-29(E)	174	189
NCR Escrow Corp.
6.375%, 12-15-23	965	989
Orbcomm, Inc.
8.000%, 4-1-24(E)	867	832
Pioneer Holding Corp.
9.000%, 11-1-22(E)	713	745

Riverbed Technology, Inc. and Project Homestake Merger Corp.
8.875%, 3-1-23(E)(G)	822	473
SSL Robotics LLC
9.750%, 12-31-23(E)	48	52
		5,604
Materials – 1.1%
American Greetings Corp.
8.750%, 4-15-25(E)	897	816
Glencore Funding LLC
4.125%, 3-12-24(E)	1,200	1,256
GUSAP III L.P.
4.250%, 1-21-30(E)	1,100	1,118
Hillman Group, Inc. (The)
6.375%, 7-15-22(E)	1,061	987
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24(E)	447	469
5.875%, 9-30-26(E)	137	146
Pinnacle Operating Corp.
9.000%, 5-15-23(B)(E)	560	224
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.
5.125%, 7-15-23(E)	67	68
Sasol Financing USA LLC (GTD by Sasol Ltd.)
6.500%, 9-27-28	200	222
Valvoline Finco Two LLC
5.500%, 7-15-24	150	156
		5,462
Real Estate – 0.5%
Aircastle Ltd.
4.400%, 9-25-23	1,100	1,162
Crown Castle International Corp.
3.700%, 6-15-26	1,500	1,584
		2,746
Utilities – 0.9%
Clearway Energy Operating LLC
5.750%, 10-15-25	371	390
Great Plains Energy, Inc.
4.850%, 6-1-21	1,500	1,547
NRG Yield Operating LLC
5.000%, 9-15-26	384	397
Pacific Gas and Electric Co.:
3.750%, 2-15-24(K)	828	841
5.800%, 3-1-37(K)	776	809
5.400%, 1-15-40	8	8
Pattern Energy Group, Inc., Convertible
4.000%, 7-15-20	190	191
		4,183

Total United States - 27.3%		$133,949

Venezuela
Financials – 0.7%
Corporacion Andina de Fomento:
3.250%, 2-11-22	1,600	1,627
4.375%, 6-15-22	1,500	1,573
		3,200

Total Venezuela - 0.7%		$3,200

Vietnam

Energy – 0.1%
Mong Duong Finance Holdings B.V.
5.125%, 5-7-29(E)	650	665

Total Vietnam - 0.1%		$665

TOTAL CORPORATE DEBT SECURITIES – 57.9%		$285,848
(Cost: $282,149)

MORTGAGE-BACKED SECURITIES
Cayman Islands – 0.6%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps)
7.986%, 10-15-27(E)(F)	1,000	956
Diameter Credit Funding II Ltd., Series 2019-2A, Class A
3.940%, 1-25-38(E)	1,000	999
Diameter Credit Funding II Ltd., Series 2019-2A, Class B
4.540%, 1-25-38(E)	500	500
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps)
7.486%, 1-28-30(E)(F)	250	232
		2,687
United States – 1.0%
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps)
5.840%, 4-15-35(E)(F)	600	604
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class F (1-Month U.S. LIBOR plus 420 bps)
5.940%, 12-15-36(E)(F)	400	403
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FRR1, Class A-K10
4.286%, 11-27-49(E)	2,089	2,083

PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps)
4.642%, 2-25-23(E)(F)	2,000	2,012
		5,102

TOTAL MORTGAGE-BACKED SECURITIES – 1.6%		$7,789
(Cost: $7,808)

OTHER GOVERNMENT SECURITIES(L)
Argentina – 0.5%
Republic of Argentina:
6.875%, 4-22-21	3,100	1,674
5.625%, 1-26-22	1,700	880
		2,554
Brazil – 0.5%
Federative Republic of Brazil
4.875%, 1-22-21	2,500	2,578

Bulgaria – 0.0%
Bulgaria Government Bond
3.125%, 3-26-35(H)	EUR100	146

Columbia – 0.7%
Republic of Colombia:
4.375%, 7-12-21	$1,300	1,341
2.625%, 3-15-23	1,100	1,101
4.500%, 3-15-29	800	887
		3,329
Indonesia – 2.0%
Republic of Indonesia:
3.750%, 4-25-22(E)	6,000	6,195
2.950%, 1-11-23	3,300	3,356
		9,551
Mexico – 0.5%
United Mexican States:
3.625%, 3-15-22	1,550	1,596
4.150%, 3-28-27	1,000	1,072
		2,668
Panama – 0.2%
Republic of Panama
3.750%, 4-17-26	900	945

Poland – 1.3%
Republic of Poland
5.125%, 4-21-21	6,000	6,249

Qatar – 0.6%
Qatar Government Bond:
2.375%, 6-2-21(E)	2,000	2,005
3.250%, 6-2-26(E)	1,000	1,053
		3,058
Russia – 0.1%
Russia Government Bond
5.100%, 3-28-35(E)	200	239

Saudi Arabia – 0.5%
Saudi Arabia Government Bond:
2.375%, 10-26-21(E)	1,500	1,505
2.875%, 3-4-23(E)	1,000	1,017

		2,522
Serbia – 0.0%
Republic of Serbia
1.500%, 6-26-29(E)(H)	EUR200	228

South Africa – 0.1%
Republic of South Africa
4.875%, 4-14-26	$600	624

Turkey – 0.3%
Turkey Government Bond
6.350%, 8-10-24	1,250	1,305

Uruguay – 0.1%
Republica Orient Uruguay
4.500%, 8-14-24	600	649

TOTAL OTHER GOVERNMENT SECURITIES – 7.4%		$36,645
(Cost: $38,186)

LOANS(F)

Canada
Consumer Discretionary – 0.2%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps)
5.792%, 5-15-23	850	833

Industrials – 0.1%
Kestrel Bidco, Inc. (ICE LIBOR plus 300 bps)
4.718%, 10-8-26	250	252

Information Technology – 0.0%
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps)
8.799%, 5-15-23(B)	94	93

Total Canada - 0.3%		$1,178

France
Health Care – 0.2%
Bio Lam LCD SELAS (3-Month EURIBOR plus 375 bps)
3.750%, 4-25-26(H)	EUR500	562
Vivalto Sante Investissement S.A. (3-Month EURIBOR plus 325 bps)
3.250%, 7-9-26(H)	250	281
		843

Total France - 0.2%		$843

Germany
Financials – 0.1%
Jade Germany GmbH (3-Month EURIBOR plus 475 bps)
5.750%, 5-31-23(H)	488	497

Health Care – 0.1%
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 400 bps)
4.000%, 8-21-24(H)	250	282

Total Germany - 0.2%		$779

Ireland
Financials – 0.1%
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps)
6.064%, 11-21-24(B)	$277	265

Total Ireland - 0.1%		$265

Isle Of Man
Consumer Discretionary – 0.1%
GVC Holdings plc (ICE LIBOR plus 250 bps)
4.446%, 3-16-24	246	247

Total Isle Of Man - 0.1%		$247

Luxembourg
Communication Services – 0.0%
eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps)
3.250%, 5-15-26(H)	EUR153	172

Information Technology – 0.1%
ION Corporate Solutions Finance S.a.r.l. (1-Month EURIBOR plus 425 bps)
4.250%, 10-24-25(H)	374	417

Materials – 0.1%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps)
5.984%, 7-28-24	$344	341
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps)
5.945%, 7-28-24	3	3
		344

Total Luxembourg - 0.2%		$933

Netherlands
Communication Services – 0.1%
Telenet Financing USD LLC (ICE LIBOR plus 225 bps)
3.990%, 8-15-26	250	251
Ziggo B.V. (3-Month EURIBOR plus 300 bps)
3.000%, 1-31-29(H)	EUR250	280
		531

Financials – 0.1%
BCPE Max Dutch Bidco B.V. (3-Month EURIBOR plus 475 bps)
4.750%, 10-31-25(H)	213	240

Total Netherlands - 0.2%		$771

Saint Lucia
Communication Services – 0.2%
Digicel International Finance Ltd.
0.000%, 5-27-24(M)	$85	76
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps)
5.340%, 5-27-24	981	872
		948

Total Saint Lucia - 0.2%		$948

Spain
Health Care – 0.1%
Grifols S.A. (3-Month EURIBOR plus 225 bps)
2.250%, 11-8-27(H)	EUR250	283

Total Spain - 0.1%		$283

United Kingdom
Financials – 0.1%
THG Operations Holdings Ltd.
0.000%, 12-10-26(H)(M)	250	277

Health Care – 0.1%
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps)
6.037%, 4-4-25(H)	GBP500	620

Total United Kingdom - 0.2%		$897

United States
Communication Services – 1.6%
Advantage Sales & Marketing, Inc.
0.000%, 7-25-21(M)	$10	9
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps):
5.049%, 7-25-21	557	538
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps)
8.299%, 7-25-22	530	468
CenturyLink, Inc. (ICE LIBOR plus 275 bps):
4.549%, 11-1-22	933	935
4.549%, 1-31-25	644	646
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps)
5.299%, 8-1-26	1,192	1,198

CSC Holdings LLC (ICE LIBOR plus 225 bps)
3.990%, 7-17-25	210	210
Frontier Communications Corp.
0.000%, 6-15-24(M)	62	62
Frontier Communications Corp. (ICE LIBOR plus 375 bps)
5.550%, 6-15-24	564	566
Iridium Satellite LLC (ICE LIBOR plus 375 bps)
5.549%, 11-4-26	250	253
Level 3 Parent LLC (ICE LIBOR plus 175 bps)
3.549%, 3-1-27	148	149
Nexstar Broadcasting, Inc. (3-Month ICE LIBOR plus 275 bps)
4.452%, 9-19-26	250	251
Recorded Books, Inc. (ICE LIBOR plus 450 bps)
6.299%, 8-31-25(B)	218	219
Sinclair Television Group, Inc. (ICE LIBOR plus 250 bps)
4.240%, 9-30-26	249	250
Univision Communications, Inc. (ICE LIBOR plus 275 bps)
4.549%, 3-15-24	277	274
West Corp. (3-Month ICE LIBOR plus 400 bps)
5.927%, 10-10-24	2,041	1,725
		7,753

Consumer Discretionary – 2.5%
Asurion LLC (ICE LIBOR plus 600 bps)
8.299%, 8-4-25	731	739
Belk, Inc. (ICE LIBOR plus 675 bps)
8.803%, 7-31-25	392	271
Belron Finance U.S. LLC (ICE LIBOR plus 250 bps)
4.436%, 11-7-26	250	251
CEC Entertainment, Inc. (ICE LIBOR plus 650 bps)
8.299%, 8-30-26	618	592
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps)

7.711%, 5-9-20	215	216
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps)
6.990%, 11-9-20	800	804
frontdoor, Inc. (ICE LIBOR plus 250 bps)
4.313%, 8-16-25	247	249
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps)
6.740%, 8-9-20	120	122
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps)
8.240%, 2-9-20	1,300	1,302
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps)
7.049%, 6-8-25	197	195
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps)
6.934%, 10-16-23	708	491
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps)
11.042%, 5-21-24	784	269
Neiman Marcus Group Ltd. LLC
0.000%, 10-25-23(I)(M)	6	5
Neiman Marcus Group Ltd., Inc. (3-Month ICE LIBOR plus 325 bps)
7.713%, 10-25-20	327	269
Neiman Marcus Group Ltd., Inc. (ICE LIBOR plus 325 bps)
0.000%, 10-25-20(M)	44	37
NPC International, Inc. (ICE LIBOR plus 750 bps)
9.427%, 4-18-25	616	63
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps)
3.799%, 10-19-23	90	89
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps)
5.177%, 1-26-23	672	569
PetSmart, Inc.
0.000%, 3-11-22(M)	36	35
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps)
5.740%, 3-11-22	1,581	1,562
Rough Country LLC (ICE LIBOR plus 375 bps)
5.299%, 5-25-23(B)	224	221

SIWF Holdings, Inc. (ICE LIBOR plus 425 bps)
6.049%, 6-15-25	794	790
Staples, Inc. (ICE LIBOR plus 500 bps)
6.691%, 4-12-26	1,075	1,055
Talbots, Inc. (The) (ICE LIBOR plus 700 bps)
8.799%, 11-28-22(B)	816	795
Times Square JV LLC and CPTS Hotel Lessee LLC (1-Month U.S. LIBOR plus 600 bps)
7.711%, 5-9-20	550	551
TRLG Intermediate Holdings LLC
10.000%, 10-27-22	146	138
Wheel Pros, Inc. (ICE LIBOR plus 475 bps)
6.549%, 4-4-25	246	242
		11,922
Consumer Staples – 0.1%
Bellring Brands LLC (ICE LIBOR plus 500 bps)
6.799%, 10-21-24	499	504

Energy – 0.9%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps)
12.659%, 2-16-21	266	249
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps)
7.659%, 8-12-20	868	844
California Resources Corp. (ICE LIBOR plus 1,037.50 bps)
12.180%, 12-31-21	510	378
California Resources Corp. (ICE LIBOR plus 475 bps)
6.555%, 12-31-22	376	335
EG America LLC (ICE LIBOR plus 400 bps)
5.961%, 2-5-25	292	290
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps)
7.040%, 3-1-26	1,100	1,053
Foresight Energy LLC (ICE LIBOR plus 725 bps)
7.659%, 3-28-22	1,584	676
Lower Cadence Holdings LLC (ICE LIBOR plus 400 bps)
5.799%, 5-22-26	367	362

Westmoreland Coal Co. (ICE LIBOR plus 650 bps)
10.150%, 3-15-22(B)	151	150
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK)
15.000%, 3-15-29(I)	475	366
		4,703
Financials – 1.4%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps)
6.299%, 2-28-25(B)	1,815	1,688
Amynta Agency Borrower, Inc. (ICE LIBOR plus 850 bps)
10.299%, 2-28-26	545	547
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps)
5.945%, 12-3-22	552	552
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps)
8.535%, 7-20-26	780	776
Gulf Finance LLC (ICE LIBOR plus 525 bps):
7.200%, 8-25-23	406	317
6.950%, 8-25-23	680	530
HarbourVest Partners LLC (ICE LIBOR plus 225 bps)
3.990%, 3-1-25	214	214
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps)
5.299%, 4-3-25(B)	639	643
Jane Street Group LLC (ICE LIBOR plus 300 bps)
4.799%, 8-25-22	973	970
MA FinanceCo. LLC (ICE LIBOR plus 275 bps)
4.299%, 6-21-24	37	37
New Cotai LLC
0.000%, 7-20-20(M)	6	6
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
2.965%, 7-20-20	10	9
5.000%, 7-20-20	10	10
NFP Corp. (ICE LIBOR plus 300 bps)
4.799%, 1-8-24	526	524
		6,823
Health Care – 1.9%
Albany Molecular Research, Inc. (ICE LIBOR plus 325 bps)
5.049%, 8-31-24	244	243

Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps)
5.313%, 5-4-25	495	443
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps)
6.063%, 10-20-23	146	142
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps)
6.909%, 5-15-25(B)	139	111
Concordia International Corp. (ICE LIBOR plus 550 bps)
7.447%, 9-6-24	220	205
Exactech, Inc. (ICE LIBOR plus 375 bps)
5.549%, 2-14-25	246	246
Gentiva Health Services, Inc. (3-Month ICE LIBOR plus 375 bps)
5.563%, 7-2-25	1,410	1,416
Hanger, Inc. (ICE LIBOR plus 350 bps)
5.299%, 3-6-25	246	246
Heartland Dental LLC
0.000%, 4-30-25(M)	17	17
Heartland Dental LLC (ICE LIBOR plus 375 bps)
5.549%, 4-30-25	766	762
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps)
11.556%, 10-1-25	122	105
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
6.314%, 3-9-25(B)	166	163
6.314%, 3-17-25(B)	43	42
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps)
6.677%, 8-28-22	245	230
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps)
6.202%, 11-16-25	1,152	1,160
Syneos Health, Inc. (ICE LIBOR plus 200 bps)
3.799%, 8-1-24	124	125
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps)
4.549%, 2-6-24	146	118
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps)
6.813%, 6-26-26	1,981	1,961

Verscend Holding Corp. (ICE LIBOR plus 450 bps)
6.299%, 8-27-25	1,728	1,738
		9,473
Industrials – 1.7%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps)
7.300%, 6-8-25(B)	180	177
Bleriot U.S. Bidco, Inc.
0.000%, 11-1-26(M)	34	34
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 475 bps)
6.695%, 11-1-26	216	218
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps)
5.049%, 7-31-22	435	437
Creative Artists Agency LLC (ICE LIBOR plus 375 bps)
5.549%, 11-26-26	174	175
Dynacast International LLC (ICE LIBOR plus 850 bps)
10.445%, 1-30-23	1,313	1,238
Form Technologies LLC (ICE LIBOR plus 325 bps)
5.195%, 1-28-22(B)	301	292
Garda World Security Corp. (ICE LIBOR plus 475 bps)
6.660%, 10-30-26	239	240
Genesee & Wyoming, Inc.
0.000%, 11-5-26(M)	250	252
Guidehouse LLP (1-Month ICE LIBOR plus 450 bps)
6.299%, 5-1-25	249	247
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps)
6.945%, 5-10-25	1,058	616
McDermott Technology Americas, Inc.
0.000%, 10-21-21(M)	268	273
McDermott Technology Americas, Inc. (ICE LIBOR plus 1,000 bps):
12.002%, 10-21-21	171	175
11.900%, 10-21-21	78	79
PAE Holding Corp. (ICE LIBOR plus 550 bps)
7.349%, 10-20-22	1,389	1,389
PAE Holding Corp. (ICE LIBOR plus 950 bps)

11.349%, 10-20-23	134	131
Red Ventures LLC (ICE LIBOR plus 400 bps)
4.799%, 11-8-24	293	295
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps)
5.677%, 11-1-24	245	196
TransDigm, Inc. (ICE LIBOR plus 250 bps)
4.299%, 6-9-23	249	250
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps)
6.659%, 9-8-23(B)	146	131
U.S. Ecology, Inc. (ICE LIBOR plus 250 bps)
4.299%, 11-1-26	17	17
United Rentals (North America), Inc. (ICE LIBOR plus 175 bps)
3.549%, 10-31-25	247	248
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps)
9.671%, 8-25-25	702	680
William Morris Endeavor Entertainment LLC (ICE LIBOR plus 275 bps):
4.680%, 5-18-25	76	75
4.550%, 5-18-25	101	100
		7,965
Information Technology – 1.3%
Applied Systems, Inc. (ICE LIBOR plus 700 bps)
8.945%, 9-19-25	384	391
CommerceHub, Inc. (ICE LIBOR plus 375 bps)
5.299%, 5-21-25	598	585
Cyxtera DC Holdings, Inc.
0.000%, 5-1-25(M)	118	71
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps)
8.990%, 5-1-25	507	305
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps)
4.740%, 5-1-24	606	533
DCert Buyer, Inc. (ICE LIBOR plus 400 bps)
5.799%, 10-16-26	500	501
Electronics For Imaging, Inc. (ICE LIBOR plus 500 bps)
6.945%, 7-23-26	250	232
Mitchell International, Inc. (ICE LIBOR plus 725 bps)

9.049%, 11-30-25(B)	237	227
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps)
6.191%, 11-30-25	1,228	1,158
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps)
10.441%, 11-30-26	534	395
Navicure, Inc. (ICE LIBOR plus 400 bps)
5.799%, 10-22-26	285	286
Output Services Group, Inc. (ICE LIBOR plus 425 bps)
6.299%, 3-27-24	246	203
Park Place Technologies LLC (ICE LIBOR plus 400 bps)
5.799%, 3-29-25	246	244
Riverbed Technology, Inc.
0.000%, 4-24-22(M)	426	371
Riverbed Technology, Inc. (ICE LIBOR plus 325 bps)
5.050%, 4-24-22	599	521
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps)
4.299%, 6-21-24	247	247
Sedgwick Claims Management Services, Inc. (ICE LIBOR plus 400 bps)
5.799%, 9-4-26	249	251
VF Holding Corp. (ICE LIBOR plus 325 bps)
5.049%, 7-2-25	282	278
		6,799
Materials – 0.5%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps)
7.049%, 4-5-24	128	113
Berry Global, Inc. (3-Month EURIBOR plus 250 bps)
2.500%, 7-1-26	EUR201	226
Hercules Merger Sub LLC (ICE LIBOR plus 275 bps)
4.441%, 11-1-26	$250	252
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps)
5.799%, 5-31-25	828	813
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps)
6.550%, 3-2-23	377	373

Styrolution Group GmbH (ICE LIBOR plus 375 bps)
3.799%, 9-30-21	52	52
		1,829
Real Estate – 0.3%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps)
7.459%, 1-1-22	952	966
Terra Millennium Corp. (ICE LIBOR plus 625 bps)
8.563%, 10-31-22	377	371
		1,337

Total United States - 12.2%		$59,108

TOTAL LOANS – 14.0%		$66,252
(Cost: $70,536)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO
2.500%, 6-15-39	603	607
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4-25-40	516	516
3.000%, 2-25-44	151	154
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
4.646%, 7-1-20	102	102
Government National Mortgage Association Fixed Rate Pass-Through Certificates
3.500%, 4-20-34	82	84
		1,463

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$1,463
(Cost: $1,474)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 8.5%
U.S. Treasury Bonds
2.250%, 11-15-25	2,250	2,309
U.S. Treasury Notes:
1.500%, 8-15-20	1,500	1,499
2.875%, 10-15-21	1,900	1,942
1.375%, 6-30-23	2,050	2,031
2.125%, 9-30-24	1,600	1,630
1.500%, 10-31-24	5,000	4,954
1.500%, 11-30-24(G)	500	495
2.875%, 7-31-25	2,735	2,897

1.875%, 7-31-26	1,500	1,505
1.500%, 8-15-26	1,410	1,381
1.375%, 8-31-26	6,000	5,830
1.625%, 9-30-26	800	789
1.625%, 10-31-26	3,400	3,354
1.625%, 8-15-29(G)	10,500	10,221
1.750%, 11-15-29	500	492
		41,329

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.5%		$41,329
(Cost: $41,238)

SHORT-TERM SECURITIES	Shares
Money Market Funds (N) – 5.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class
1.550%	24,830	24,830
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
1.550% (O)	1,916	1,916
		26,746

TOTAL SHORT-TERM SECURITIES – 5.5%		$26,746
(Cost: $26,746)

TOTAL INVESTMENT SECURITIES – 98.9%		$483,255
(Cost: $485,407)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		5,366

NET ASSETS – 100.0%		$488,621

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Securities whose value was determined using significant unobservable inputs.
(C)	Restricted securities. At December 31, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

Pinnacle Agriculture Enterprises LLC	3-10-17	389	$177	$	–*
Targa Resources Corp., 9.500%	10-24-17	1	1,624		1,585

			$1,801		$1,585

The total value of these securities represented 0.3% of net assets at December 31, 2019.

(D)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $234,650 or 48.0% of net assets.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(G)	All or a portion of securities with an aggregate value of $2,214 are on loan.
(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).
(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(J)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2019.

(K)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(N)	Rate shown is the annualized 7-day yield at December 31, 2019.
(O)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at December 31, 2019:
	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	480	U.S. Dollar	603	1-31-20	JPMorgan Securities LLC	$—	$34
Euro	1,590	U.S. Dollar	1,774	1-31-20	JPMorgan Securities LLC	—	12
Euro	5,556	U.S. Dollar	7,198	9-30-21	JPMorgan Securities LLC	721	—
						$721	$46

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:
	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,273	$—		$—
Energy	3	87		—*
Health Care	20	—		—

Total Common Stocks	$1,296	$87	$	—*
Investment Funds	3,390	—		—
Preferred Stocks	—	1,585		—*
Warrants	—	—*		—
Asset-Backed Securities	—	10,825		—
Corporate Debt Securities	—	285,624		224
Mortgage-Backed Securities	—	7,789		—
Other Government Securities	—	36,645		—
Loans	—	61,035		5,217
United States Government Agency Obligations	—	1,463		—
United States Government Obligations	—	41,329		—
Short-Term Securities	26,746	—		—

Total	$31,432	$446,382		$5,441

Forward Foreign Currency Contracts	$—	$721		$—

Liabilities
Forward Foreign Currency Contracts	$—	$46		$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants	Corporate Debt Securities	Loans

Beginning Balance 10-1-19	$-	$16	$-*	$-	$5,022

Net realized gain (loss)	-	-	-	-	(28)

Net change in unrealized appreciation (depreciation)	(29)	(16)	-	28	(46)

Purchases	-	-	-	-	-

Sales	-	-	-	-	(748)

Amortization/Accretion of premium/discount	-	-	-	-	3

Transfers into Level 3 during the period	29	-	-	196	3,551

Transfers out of Level 3 during the period	-	-	-*	-	(2,537)

Ending Balance 12-31-19	$-*	$-*	$-	$224	$5,217

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-19	$(29)	$(16)	$-	$28	$(48)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-19	Valuation Technique(s)	Unobservable Input(s)	Input Value
Assets

Common Stocks	$-*	Market approach	No market color	N/A
Preferred Stocks	-*	Transaction	Price	$0
Corporate Debt Securities	224	Transaction	Price	$40
Loans	5,217	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$485,407

Gross unrealized appreciation	13,856

Gross unrealized depreciation	(16,008)

Net unrealized depreciation	$(2,152)